Cover	Sep. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2023
Entity File Number	001-36138
Entity Registrant Name	AYALA PHARMACEUTICALS, INC.
Entity Central Index Key	0001100397
Entity Tax Identification Number	02-0563870
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Deer Park Drive
Entity Address, Address Line Two	Suite K-1
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08852
City Area Code	(609)
Local Phone Number	452-9813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false